SUPPLEMENT TO THE

PROSPECTUS AND STATEMENTS OF ADDITIONAL INFORMATION

OF

Wells Fargo Emerging Markets Bond Fund
Wells Fargo Factor Enhanced Emerging Markets fund

Wells Fargo Factor Enhanced International fund

Wells Fargo Factor Enhanced Large Cap fund

Wells Fargo Factor Enhanced Small Cap fund
Wells Fargo International Government Bond Fund

I. Wells Fargo Emerging Market Bond Fund and Wells Fargo International Government Bond Fund (each a ”Fund”)
Effective today, First International Advisors, LLC has changed its name to Wells Fargo Asset Management (International), LLC.

All references in each Fund’s Prospectus and Statement of Additional Information to First International Advisors, LLC are replaced with Wells Fargo Asset Management (International), LLC.

In connection with this change, there will be no change to the portfolio management team or either Fund’s strategy.

II. Wells Fargo Factor Enhanced Emerging Markets Fund and Wells Fargo Factor Enhanced International Fund (each a “Fund”)

Monisha Jayakumar is added as a portfolio manager to Wells Fargo Factor Enhanced Emerging Markets Fund and Wells Fargo Factor Enhanced International Fund.

Prospectus
In the section entitled "Fund Summary – Fund Management" for the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Analytic Investors, LLC[1]	Dennis Bein, CFA, Portfolio Manager / 2017 Harindra de Silva, Ph.D., CFA, Portfolio Manager / 2017 MonishaJayakumar, Portfolio Manager / 2018 David Krider, CFA, Portfolio Manager / 2017

1. The sub-adviser and portfolio managers listed above are the sub-adviser and portfolio managers of the master portfolio in which the Fund invests substantially all of its assets. The Fund itself does not have a sub-adviser or portfolio managers.

III. Wells Fargo Factor Enhanced Large Cap Fund and Wells Fargo Factor Enhanced Small Cap Fund (each a “Fund”)

Monisha Jayakumar is added as a portfolio manager to Wells Fargo Factor Enhanced Large Cap Fund and Wells Fargo Factor Enhanced Small Cap Fund.

Prospectus
In the section entitled "Fund Summary – Fund Management" for the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Analytic Investors, LLC[1]	Dennis Bein, CFA, Portfolio Manager / 2017 Ryan Brown, CFA, Portfolio Manager / 2017 Harindra de Silva, Ph.D., CFA, Portfolio Manager / 2017 MonishaJayakumar, Portfolio Manager / 2018

1. The sub-adviser and portfolio managers listed above are the sub-adviser and portfolio managers of the master portfolio in which the Fund invests substantially all of its assets. The Fund itself does not have a sub-adviser or portfolio managers.

In addition, the section entitled "The Sub-Advisers and Portfolio Managers" is supplemented with the following:

MonishaJayakumar
Ms.   Jayakumar joined Analytic in 2009, where she currently serves as a portfolio manager on the Analytic Investors Factor Enhanced team.

IV. Statement of Additional Information
In the section entitled "Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Monisha Jayakumar [1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	4
	Total Assets Managed	$3.48B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Portfolio Manager	Fund	Beneficial Ownership
Monisha Jayakumar [1]	Factor Enhanced Emerging Markets Fund Factor Enhanced International Fund Factor Enhanced Large Cap Fund Factor Enhanced Small Cap Fund	$0 $0 $0 $0

1 Ms. Jayakumar became a portfolio manager of the Fund on January 31, 2018. The information presented in this table is as of December31, 2017, at which time Ms. Jayakumar was not a portfolio manager of any Fund.

January 31, 2018